Other variable compensation (Details 6) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 11, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	SFr 1,447	SFr 1,717	SFr 1,777
Estimated unrecognized compensation expense	SFr 1,136
Retention Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Group granted deferred cash and share retention awards during 2021 of CHF 395 million, mainly in the Investment Bank and International Wealth Management divisions. During 2020 and 2019, the Group granted deferred cash and share retention awards of CHF 40 million and CHF 40 million, respectively. These awards are expensed over the applicable vesting period from the grant date. Amortization of these awards in 2021 totaled CHF 123 million, of which CHF 103 million was related to awards granted in 2021.
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 395	40	40
Compensation expense relating to deferred compensation	123	43	22
Compensation expense relating to deferred compensation, of which granted in current year	103
Estimated unrecognized compensation expense	SFr 284
Upfront cash award
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In February 2022, certain managing directors and directors were granted CHF 799 million of upfront cash awards as part of their 2021 variable compensation. During 2021 and 2020, the Group granted upfront cash awards of CHF 59 million and CHF 146 million, respectively. These awards are subject to repayment (clawback) by the employee in the event of voluntary resignation, termination for cause or in connection with other specified events or conditions within three years of the award grant. The amount subject to repayment is reduced in equal monthly installments during the three-year period following the grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions. Amortization of this compensation in 2021 totaled CHF 80 million, of which CHF 31 million was related to awards granted in 2021.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		146
Compensation expense relating to deferred compensation	SFr 80
Compensation expense relating to deferred compensation, of which granted in current year	31
Upfront cash award | Grant Date, February 11, 2022 | Subsequent Event
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount				SFr 799
Upfront cash award | Grant Date, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 59
Deferred cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	Cash awards include certain special awards as well as voluntary deferred compensation plans and employee investment plans. For certain special awards, compensation expense was primarily driven by their vesting schedule; for other cash awards, compensation expense was driven by mark to market and performance adjustments, as the majority of the awards are fully vested.
Compensation expense relating to deferred compensation	SFr 350	398	420
Estimated unrecognized compensation expense	SFr 223
Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Group granted deferred fixed cash compensation during 2021, 2020 and 2019 of CHF 259 million, CHF 120 million and CHF 108 million, respectively, to certain employees in the Americas. This compensation has been expensed in the Investment Bank and Asset Management divisions over a three-year vesting period from the grant date. Amortization of this compensation in 2021 totaled CHF 147 million, of which CHF 115 million was related to awards granted in 2021.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 259	120	108
Compensation expense relating to deferred compensation	147
Compensation expense relating to deferred compensation, of which granted in current year	115
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	1,434	1,648	1,694
Estimated unrecognized compensation expense	SFr 1,111
Bank | Retention Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Bank granted deferred cash and share retention awards during 2021 of CHF 395 million, mainly in the Investment Bank and International Wealth Management divisions. During 2020 and 2019, the Bank granted deferred cash and share retention awards of CHF 40 million and CHF 40 million, respectively. These awards are expensed over the applicable vesting period from the grant date. Amortization of these awards in 2021 totaled CHF 123 million, of which CHF 103 million was related to awards granted in 2021.
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 395	40	40
Compensation expense relating to deferred compensation	123	43	22
Compensation expense relating to deferred compensation, of which granted in current year	103
Estimated unrecognized compensation expense	SFr 284
Bank | Upfront cash award
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In February 2022, certain managing directors and directors were granted CHF 797 million of upfront cash awards as part of their 2021 variable compensation. During 2021 and 2020, the Bank granted upfront cash awards of CHF 59 million and CHF 146 million, respectively. These awards are subject to repayment (clawback) by the employee in the event of voluntary resignation, termination for cause or in connection with other specified events or conditions within three years of the award grant. The amount subject to repayment is reduced in equal monthly installments during the three-year period following the grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions. Amortization of this compensation in 2021 totaled CHF 80 million, of which CHF 31 million was related to awards granted in 2021.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount			146
Compensation expense relating to deferred compensation	SFr 80
Compensation expense relating to deferred compensation, of which granted in current year		31
Bank | Upfront cash award | Grant Date, February 11, 2022 | Subsequent Event
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount				SFr 797
Bank | Upfront cash award | Grant Date, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		59
Bank | Deferred cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	370	378	378
Estimated unrecognized compensation expense	SFr 221
Bank | Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Bank granted deferred fixed cash compensation during 2021, 2020 and 2019 of CHF 259 million, CHF 120 million and CHF 108 million, respectively, to certain employees in the Americas. This compensation has been expensed in the Investment Bank and Asset Management divisions over a three-year vesting period from the grant date. Amortization of this compensation in 2021 totaled CHF 147 million, of which CHF 115 million was related to awards granted in 2021.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 259	SFr 120	SFr 108
Compensation expense relating to deferred compensation	147
Compensation expense relating to deferred compensation, of which granted in current year	SFr 115